INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes	Income Taxes
The effective tax rates for the years ended December 31, 2024 and 2023 were 13.2% and 23.9%, respectively.
Income tax expenses (recoveries) consisted of the following components:

	Years ended December 31,
	2024	2023
Current income taxes:
Canadian current income taxes	$11.6	$3.6
Foreign current income taxes	104.8	48.3
	116.4	51.9
Deferred income taxes:
Canadian deferred income taxes - origination and reversal of temporary differences	7.3	—
Foreign deferred income taxes - origination and reversal of temporary differences	5.5	(21.2)
Changes in tax rates or imposition of new taxes	0.2	—
	13.0	(21.2)

Total income tax expense (recovery)	$129.4	$30.7
The Company is subject to income tax in several jurisdictions, at various tax rates. A number of factors other than the current year tax rates affect the relationship between the income or losses in a jurisdiction for financial accounting reporting purposes and the income tax provision required to be recognized for those same reporting purposes.
These factors are illustrated below on all of the consolidated earnings (loss) before income taxes after applying a tax rate of 26.5%, reflecting the combined federal and provincial Canadian statutory corporate income tax rates which apply to the Company as a legal entity for the years ended December 31, 2024 and December 31, 2023:

	Years ended December 31,
	2024	2023
Earnings (loss) before income taxes	$977.2	$128.2
Income tax provision - 26.5%	$259.0	$34.0
Increase (reduction) in income taxes resulting from:
Earnings in foreign jurisdictions subject to a different tax rate than 26.5%	(36.5)	(31.9)
Permanent items that are not included in income (losses) for tax purposes:
Non-deductible expenses	(4.4)	(0.9)
Income (losses) not recognized for tax purposes	0.6	(3.5)
Tax provisions not based on legal entity income or losses for the year:
Provincial mining duty tax	15.9	3.8
Non-resident withholding tax	14.3	5.5
Under (over) tax provisions	3.0	0.3
Changes in tax rates	0.2	—
Other	0.5	0.3
Other adjustments:
Change in unrecognized deferred tax assets	(133.6)	21.4
Foreign exchange related to deferred income taxes	10.7	(2.2)
Taxes paid relating to sale of assets	—	4.1
Other	(0.3)	(0.2)
Total income tax expense (recovery)	$129.4	$30.7
The components that give rise to deferred income tax assets and liabilities are as follows:

	Years ended December 31,
	2024	2023
Deferred income tax assets:
Exploration and evaluation assets	$283.3	$442.4
Asset retirement obligations	52.6	—
Côté Gold repurchase option	—	91.5
Other assets	61.3	43.8
	397.2	577.7
Deferred income tax liabilities:
Property, plant and equipment	(383.1)	(572.8)
Mining duties	(7.4)	—
Other liabilities	(20.7)	(5.6)
	(411.2)	(578.4)
Net deferred income tax liabilities	$(14.0)	$(0.7)

Classification:
Non-current assets	$—	$—
Non-current liabilities	(14.0)	(0.7)
	$(14.0)	$(0.7)
Income tax expense (recoveries) related to OCI consisted of the following components:

	Years ended December 31,
	2024	2023
Unrealized change in fair value of marketable securities	$0.2	$—
Hedges	0.1	(0.7)
Total income taxes related to OCI	$0.3	$(0.7)
Unrecognized Deferred Income Tax Assets
As at December 31, 2024, the Company did not recognize the benefit related to the following deferred income tax assets for the above related items in its consolidated financial statements, as management did not consider it probable that the Company would be able to realize these deferred income tax assets in the future.
Deferred income tax assets have not been recognized in respect of the following deductible temporary differences:

	Years ended December 31,
	2024	2023
Non-capital losses	$778.7	$1,099.1
Net capital losses	93.8	104.4
Exploration and evaluation assets	155.4	338.6
Deduction for future mining duty taxes	18.9	18.9
Asset retirement obligations	—	265.3
Other deductible temporary differences	10.8	0.1
Excessive interest and financing expenses	60.7	—
	$1,118.3	$1,826.4
The net capital loss carry forwards are restricted in use against capital gains but may be carried forward indefinitely. The exploration and evaluation assets may be carried forward indefinitely. At December 31, 2024, the non-capital loss carry forwards expire as follows:

Expiry Date	2025	2026	2027	2028	2029+	No Expiry	Total
Total unrecognized losses	$44.4	$21.2	$11.3	$9.1	$664.4	$28.3	$778.7
The Company has not recognized a deferred income tax liability on temporary differences of $590.6 million (December 31, 2023 - $527.0 million) related to investments in certain subsidiaries and joint ventures because the Company can control the reversal of the temporary differences and the temporary differences are not expected to reverse in the foreseeable future.
The Company designates all dividends paid to its shareholders to be eligible dividends.
The 2024 movement for net deferred income tax liabilities is summarized as follows:

	December 31, 2023	Statements of earnings (loss)	OCI	December 31, 2024
Deferred income tax assets:
Exploration and evaluation assets	$442.4	$(159.1)	$—	$283.3
Asset retirement obligations	—	52.6	—	52.6
Côté Gold repurchase option	91.5	(91.5)	—	—
Other assets	43.8	17.6	(0.1)	61.3
Deferred income tax liabilities:
Property, plant and equipment	(572.8)	189.7	—	(383.1)
Mining duties	—	(7.4)	—	(7.4)
Other liabilities	(5.6)	(14.9)	(0.2)	(20.7)
	$(0.7)	$(13.0)	$(0.3)	$(14.0)
The 2023 movement for net deferred income tax liabilities is summarized as follows:

	December 31, 2022	Statements of earnings (loss)	OCI	December 31, 2023
Deferred income tax assets:
Exploration and evaluation assets	$307.7	$134.7	$—	$442.4
Asset retirement obligations	2.5	(2.5)	—	—
Côté Gold repurchase option	—	91.5	—	91.5
Other assets	34.3	8.8	0.7	43.8
Deferred income tax liabilities:
Property, plant and equipment	(355.3)	(217.5)	—	(572.8)
Other liabilities	(11.8)	6.2	—	(5.6)
	$(22.6)	$21.2	$0.7	$(0.7)
Global minimum top-up tax
A number of countries in which the Company operates have enacted legislation to implement the global minimum top-up tax with effect January 1, 2024. Those relevant countries being Canada, France and Barbados.
More than 140 countries have enacted or are in the process of enacting such top-up tax legislation. In all cases, the related legislation is complex and often requires subsequent clarifying amendments.
The Company does not expect to be subject to any material amounts of top-up tax for any of its entities for the foreseeable future.
The Company has applied a temporary mandatory relief from deferred tax accounting for any impacts of a top-up tax and will account for any such top-up tax as a current tax when incurred.
Excessive interest and financing expenses
With effect in 2024, Canada imposed restrictions on the deductibility for income tax purposes of excessive interest and financing expenses (“EIFEL”). For the 2024 fiscal year, the Company recognized $60.7 million of restricted EIFEL expenses. In light of (a) the significant tax pool balances available to the Company and (b) the carryforward deductibility of any such EIFEL limitations in a given year, the EIFEL proposals are not expected to represent a tax cash exposure for the foreseeable future.